UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22762

                             Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720

                                                 Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

R. Eric Chadwick

Flaherty & Crumrine Incorporated

301 E. Colorado Boulevard, Suite 720

                                             Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code:     626-795-7300

Date of fiscal year end:    November 30

Date of reporting period:    August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE DYNAMIC PREFERRED AND INCOME FUND

To the Shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund (“DFP”):

Fiscal 2017 has been a very good year for preferred securities, and the third fiscal quarter1 continued in stride. Total return2 on net asset value (“NAV”) was 3.1% for the quarter, bringing total return for the first nine months of fiscal 2017 to 16.2%. Total return on market price over the same periods was 4.6% and 22.4%, respectively.

Credit conditions continue to provide a supportive backdrop for yields and spreads, as most issuers of preferreds maintain strong balance sheets. Bank payout ratios (common stock dividends plus share buybacks) are now averaging at or above 100% of current earnings, which means, as a group, banks are no longer adding to their common equity layer of capital. Normally, this could be cause for concern – but given years of balance-sheet strengthening since the financial crisis, these payout ratios are comfortably supported.

Political headlines of all flavors remain omnipresent, including topics such as healthcare reform, tax reform, immigration, and North Korea. Equity and fixed-income markets, however, have largely ignored a lack of near-term progress on these issues and focused on potential for positive economic developments – notably lower taxes and regulatory reform. There are winners and losers in all policy decisions, but markets are pricing in some upside from lower tax rates and reduced regulatory burdens.

Away from these headlines, we have been living in a low-volatility financial environment for quite some time, which has been positive for spreads of most fixed-income products. Mid- to longer-term interest rates generally fell during the quarter, although rates have remained relatively range-bound in recent years. For example, the constant-maturity 10-year Treasury yield, currently around 2.3%, has been within about 0.75% of today’s rate since mid-2011. The economy continues to expand moderately with few signs of higher inflation. As a result, the Federal Reserve is moving very deliberately in removing accommodative monetary policy. The Fed last hiked the federal funds rate in June and has another 0.25% hike penciled in for December. In October, it will begin scaling back reinvestment of Treasury and mortgage-backed securities acquired in the wake of the financial crisis. Although we expect markets will take unwinding of “quantitative easing” in stride, the Fed will be the first major central bank to shrink its balance sheet, and this is a new source of market uncertainty.

Financial regulators in the United Kingdom announced that London banks will no longer be required to submit quotes for LIBOR (London interbank offered rate) after December 31, 2021. Since LIBOR is a reference rate for trillions of dollars of financial instruments – including many floating and fixed-to-floating rate preferred securities – it will be critical to find an alternative benchmark reference rate for instruments continuing past 2021. The Federal Reserve assigned the Alternative Reference Rate Committee (ARRC) to work on a transition from U.S. Dollar LIBOR to a new benchmark reference rate, and they have already identified viable alternatives. Once an alternative is finalized, transition to a new benchmark reference rate will be complicated by the sheer number of instruments involved and mechanics of a change. This process will take time, but we believe market participants have a large incentive to get it right.

[1]	June 1, 2017—August 31, 2017
[2]	Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

One of the best places to find total return this quarter was in the primary market. New issue supply has been limited all year, and redemptions of higher-coupon preferred securities have continued at a healthy pace. Many offerings were met with strong demand that exceeded deal size, which in turn pushed prices up. This robust primary market also boosted secondary markets, as prices adjusted to reflect new-issue clearing levels.

During the quarter, a modest drop in interest rates helped lower-coupon securities outperform higher-coupon securities at the margin. Like last quarter, it is difficult to identify laggards in the portfolio this year. Performance lag has been relative return – not absolute negative return – in most cases – typically a result of call (redemption) features embedded in most preferreds. As a security moves above its call price, the call option limits further upside potential as rates or spread move lower. Investors continue to earn coupons, many of which are tax-advantaged, but price increases become more limited.

Looking forward, returns should come mostly from the coupons on securities as the pace of price gains tapers off or even reverses. Compared to fixed-income alternatives, however, preferred securities continue to offer value. Market volatility could increase, and economic or credit conditions could change – which may cause spreads to widen – but we believe preferreds’ combination of credit quality and yield will be difficult to replace in other fixed-income asset classes.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com, for important information.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team

September 30, 2017

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OVERVIEW

August 31, 2017 (Unaudited)

Fund Statistics

Net Asset Value	$26.48

Market Price	$26.45

Discount	0.11%

Yield on Market Price	7.03%

Common Stock Shares Outstanding	19,158,288

Moody’s Ratings*	% of Net Assets†

A	0.2%

BBB	50.1%

BB	36.9%

Below “BB”	1.3%

Not Rated**	10.6%

Below Investment Grade***	40.1%

Senior Debt Rating Below Investment Grade****	1.2%

*	Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.
**	Does not include net other assets and liabilities of 0.9%.
***	Below investment grade by all of Moody’s, S&P, and Fitch.
****	Issuer’s senior unsecured debt or issuer rating is below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Citigroup Inc	4.6%

Morgan Stanley	4.3%

MetLife	4.3%

Bank of America Corporation	4.2%

PNC Financial Services Group	4.1%

Liberty Mutual Group	3.5%

JPMorgan Chase & Co	3.2%

Fifth Third Bancorp	2.9%

Enbridge Energy Partners	2.6%

Wells Fargo & Company	2.5%

% of Net Assets*****†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	64%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	49%

*****	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2017 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 95.2%
	Banking — 57.8%
103,166	Astoria Financial Corporation, 6.50%, Series C	$2,667,099	*(1)
$1,738,000	Australia & New Zealand Banking Group Ltd., 6.75% to 06/15/26 then ISDA5 + 5.168%, 144A****	1,946,646	**(2)
$1,200,000	Banco Bilbao Vizcaya Argentaria SA, 9.00% to 05/09/18 then SW5 + 8.262%, 144A****	1,248,040	**(2)
$1,660,000	Banco Mercantil del Norte SA, 7.625% to 01/06/28 then T10Y + 5.353%, 144A****	1,791,970	**(2)
	Bank of America Corporation:
40,000	6.00%, Series EE	1,074,000	*
$1,800,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	2,031,750	*(1)
$9,107,000	6.50% to 10/23/24 then 3ML + 4.174%, Series Z	10,279,526	*(1)
$3,350,000	8.00% to 01/30/18 then 3ML + 3.63%, Series K	3,414,990	*(1)
$14,105,000	8.125% to 05/15/18 then 3ML + 3.64%, Series M	14,602,201	*(1)
$5,613,000	Barclays Bank PLC, 7.875% to 03/15/22 then SW5 + 6.772%, 144A****	6,117,884	**(2)
	BNP Paribas:
$11,200,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	12,656,000	**(1)(2)
$2,000,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	2,192,500	**(2)
	Capital One Financial Corporation:
25,700	6.00%, Series H	682,656	*
66,679	6.70%, Series D	1,814,502	*(1)
	Citigroup, Inc.:
1,170,807	6.875% to 11/15/23 then 3ML + 4.13%, Series K	33,886,082	*(1)
24,371	7.125% to 09/30/23 then 3ML + 4.04%, Series J	718,028	*
$5,000,000	Citizens Financial Group, Inc., 5.50% to 04/06/20 then 3ML + 3.96%	5,231,250	*(1)
	CoBank ACB:
38,100	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	4,099,324	*
3,450	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	372,277	*
$550,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	606,834	*
7,000	Compeer Financial ACA, 6.75% to 08/15/23 then 3ML + 4.58%, 144A****	7,497,000	*
724,983	Fifth Third Bancorp, 6.625% to 12/31/23 then 3ML + 3.71%, Series I	21,570,057	*(1)
5,000	First Horizon National Corporation, 6.20%, Series A	129,412	*
	Goldman Sachs Group:
10,000	5.50% to 05/10/23 then 3ML + 3.64%, Series J	269,625	*
$1,170,000	5.70% to 05/10/19 then 3ML + 3.884%, Series L	1,212,412	*
54,609	6.30%, Series N	1,475,535	*
531,522	6.375% to 05/10/24 then 3ML + 3.55%, Series K	15,419,453	*(1)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2017 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	HSBC Holdings PLC:
$4,458,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	$7,102,129	(1)(2)
$1,000,000	HSBC Holdings PLC, 6.00% to 05/22/27 then ISDA5 + 3.746%	1,054,000	**(2)
$3,988,000	HSBC Holdings PLC, 6.875% to 06/01/21 then ISDA5 + 5.514%	4,348,914	**(1)(2)
332,000	Huntington Bancshares, Inc., 6.25%, Series D	9,227,110	*(1)
114,400	ING Groep NV, 6.375%	2,954,952	**(1)(2)
	JPMorgan Chase & Company:
$10,700,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	11,609,500	*(1)
$8,000,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	9,150,000	*(1)
$3,331,000	7.90% to 04/30/18 then 3ML + 3.47%, Series I	3,435,094	*(1)
283,700	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	8,335,815	*(1)
$14,022,000	Lloyds Banking Group PLC, 6.657% to 05/21/37 then 3ML + 1.27%, 144A****	16,072,717	**(1)(2)
$15,425,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	17,353,125	*(1)
$1,700,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	1,755,250	**(2)
	Morgan Stanley:
200,500	5.85% to 04/15/27 then 3ML + 3.491%, Series K	5,466,131	*
674,994	6.875% to 01/15/24 then 3ML + 3.94%, Series F	19,650,763	*(1)
241,200	7.125% to 10/15/23 then 3ML + 4.32%, Series E	7,099,119	*(1)
549,300	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	16,127,448	*
35,000	People’s United Financial, 5.625% to 12/15/26 then 3ML + 4.02%, Series A	941,587	*
	PNC Financial Services Group, Inc.:
686,880	6.125% to 05/01/22 then 3ML + 4.067%, Series P	19,570,928	*(1)
$9,928,000	6.75% to 08/01/21 then 3ML + 3.678%, Series O	11,255,870	*(1)
$8,625,000	RaboBank Nederland, 11.00% to 06/30/19 then 3ML + 10.868%, 144A****	9,929,531	(1)(2)
627,170	Regions Financial Corporation, 6.375% to 09/15/24 then 3ML + 3.536%, Series B	17,844,554	*(1)
	Royal Bank of Scotland Group PLC:
$4,825,000	RBS Capital Trust II, 6.425% to 01/03/34 then 3ML + 1.9425%	5,645,250	**(1)(2)
	Societe Generale SA:
$8,200,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	8,886,750	**(1)(2)
$5,000,000	8.00% to 09/29/25 then ISDA5 + 5.873%, 144A****	5,762,500	**(1)(2)
	Sovereign Bancorp:
4,000	Sovereign REIT, 12.00%, Series A, 144A****	5,015,000
	Standard Chartered PLC:
$5,835,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	6,332,725	**(1)(2)
$4,000,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	4,370,000	**(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2017 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
26,174	State Street Corporation, 5.90% to 03/15/24 then 3ML + 3.108%, Series D	$731,629	*(1)
288,008	SunTrust Banks, Inc., 5.875%, Series E	7,321,883	*(1)
43,095	US Bancorp, 6.50% to 01/15/22 then 3ML + 4.468%, Series F	1,252,879	*(1)
50,000	Valley National Bancorp, 6.25% to 06/30/25 then 3ML + 3.85%, Series A	1,442,500	*
	Wells Fargo & Company:
27,000	5.625%, Series Y	701,798	*
180,300	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	4,899,202	*(1)
$13,025,000	7.98% to 03/15/18 then 3ML + 3.77%, Series K	13,432,031	*(1)
	Zions Bancorporation:
10,000	6.30% to 03/15/23 then 3ML + 4.24%, Series G	275,625	*
$10,000,000	7.20% to 09/15/23 then 3ML + 4.44%, Series J	11,037,500	*(1)

		432,398,862

	Financial Services — 0.3%
$1,440,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	1,562,400	(1)(2)
	Charles Schwab Corporation:
4,300	5.95%, Series D	117,702	*
27,786	6.00%, Series C	762,239	*(1)

		2,442,341

	Insurance — 22.4%
373,578	Allstate Corporation, 6.625%, Series E	10,091,276	*(1)
	American International Group:
$280,000	AIG Life Holdings, Inc., 7.57% 12/01/45, 144A****	349,300
$497,000	AIG Life Holdings, Inc., 8.125% 03/15/46, 144A****	664,737
$350,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	476,875
$680,000	Aon Corporation, 8.205% 01/01/27	894,200
	Arch Capital Group, Ltd.:
38,000	5.25%, Series E	940,595	**(2)
33,000	5.45%, Series F	834,900	**(2)
317,980	6.75%, Series C	8,211,039	**(1)(2)
$6,550,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	7,503,811	**(1)(2)
306,000	Delphi Financial Group, 3ML + 3.19%, 4.505%(3) 05/15/37	6,368,625
133,500	Endurance Specialty Holdings, 6.35%, Series C	3,574,129	**(1)(2)
$988,000	Everest Reinsurance Holdings, 3ML + 2.385%, 3.70%(3) 05/15/37	926,250	(1)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2017 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — (Continued)
137,500	Hartford Financial Services Group, Inc., 7.875% to 04/15/22 then 3ML + 5.596%, 04/15/42	$4,216,094	(1)
$20,983,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	26,569,724	(1)
	MetLife, Inc.:
$17,200,000	9.25% 04/08/38, 144A****	25,585,000	(1)
$3,759,000	10.75% 08/01/39	6,324,518	(1)
	PartnerRe Ltd.:
77,450	5.875%, Series I	2,000,534	**(1)(2)
37,556	6.50%, Series G	1,014,388	**(1)(2)
246,349	7.25%, Series H	7,203,861	**(1)(2)
	Prudential Financial, Inc.:
$3,474,000	5.625% to 06/15/23 then 3ML + 3.92%, 06/15/43	3,764,948	(1)
$5,848,000	5.875% to 09/15/22 then 3ML + 4.175%, 09/15/42	6,469,350	(1)
$13,160,000	QBE Insurance Group Ltd., 7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	15,199,800	(1)(2)
	Unum Group:
$1,750,000	Provident Financing Trust I, 7.405% 03/15/38	2,016,875
	W.R. Berkley Corporation:
95,479	5.625% 04/30/53	2,492,241	(1)
216,928	5.75% 06/01/56	5,694,902	(1)
1,530	5.90% 03/01/56	40,407
	XL Group Limited:
$14,338,000	Catlin Insurance Company Ltd., 3ML + 2.975%, 4.2811%(3), 144A****	13,872,015	(1)(2)
$4,850,000	XL Capital Ltd., 3ML + 2.4575%, 3.7611%(3), Series E	4,537,903	(1)(2)

		167,838,297

	Utilities — 5.7%
	Commonwealth Edison:
$2,545,000	COMED Financing III, 6.35% 03/15/33	2,809,044
454,000	Dominion Resources, Inc., 5.25% 07/30/76, Series A	11,705,255	(1)
60,000	DTE Energy Company, 5.375% 06/01/76, Series B	1,553,544	(1)
$6,830,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	7,827,135	(1)(2)
121,452	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	3,402,174	(1)
	PPL Corp:
$8,500,000	PPL Capital Funding, Inc., 3ML + 2.665%, 3.9614%(3) 03/30/67, Series A	8,393,750	(1)
$5,500,000	Puget Sound Energy, Inc., 6.974% to 12/01/17 then 3ML + 2.53%, 06/01/67, Series A	5,362,500	(1)
	Southern California Edison:
50,000	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	1,428,625	*(1)

		42,482,027

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2017 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Energy — 6.5%
$9,780,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	$9,119,850	(1)
$3,500,000	Enbridge, Inc., 6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77	3,711,610	(1)(2)
$19,804,000	Enbridge Energy Partners LP, 8.05% to 10/01/17 then 3ML + 3.7975%, 10/01/37	19,804,000	(1)
	Enterprise Products Operating L.P.:
$3,750,000	3ML + 3.7075%, 5.0181%(3) 08/01/66	3,764,738	(1)
$3,675,000	7.034% to 01/15/18 then 3ML + 2.68%, min 7.034%, 01/15/68	3,746,663	(1)
$2,700,000	5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	2,708,775
94,595	Kinder Morgan, Inc., 9.75%, 10/26/2018, Series A	4,021,233	*
$1,500,000	Transcanada Pipelines, Ltd., 5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	1,638,750	(1)(2)

		48,515,619

	Real Estate Investment Trust (REIT) — 0.4%
25,300	National Retail Properties, Inc., 5.70%, Series E	646,225	(1)
	PS Business Parks, Inc.:
14,307	5.20%, Series W	360,715
9,945	5.70%, Series V	254,915
23,486	5.75%, Series U	593,726
52,879	6.00%, Series T	1,344,184	(1)

		3,199,765

	Miscellaneous Industries — 2.1%
	BHP Billiton Limited:
$1,400,000	BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	1,627,500	(1)(2)
	Land O’ Lakes, Inc.:
$725,000	7.25%, Series B, 144A****	784,813	*
$11,700,000	8.00%, Series A, 144A****	12,943,125	*(1)

		15,355,438

	Total Preferred Securities (Cost $656,959,870)	712,232,349

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2017 (Unaudited)

Shares/$ Par		Value

Corporate Debt Securities — 2.3%
	Banking — 1.8%
428,300	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	$11,001,956	(1)
89,000	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	2,672,786	(1)

		13,674,742

	Communication — 0.5%
	Qwest Corporation:
114,100	6.50% 09/01/56	2,895,002
22,500	6.75% 06/15/57	578,531
1,298	6.875% 10/01/54	33,985

		3,507,518

	Total Corporate Debt Securities (Cost $16,207,758)	17,182,260

Common Stock — 1.4%
	Energy — 1.4%
555,315	Kinder Morgan, Inc.	10,734,239	*

		10,734,239

	Total Common Stock (Cost $9,576,730)	10,734,239

Money Market Fund — 0.0%
	BlackRock Liquidity Funds:
148,600	T-Fund, Institutional Class	148,600

	Total Money Market Fund (Cost $148,600)	148,600

Total Investments (Cost $682,892,958***)	98.9%		740,297,448

Other Assets And Liabilities (Net)	1.1%		8,316,158

Total Managed Assets	100.0%	‡	$748,613,606

Loan Principal Balance			(241,300,000)

Total Net Assets Available To Common Stock			$507,313,606

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2017 (Unaudited)

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2017, these securities amounted to $219,537,152 or 29.3% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $432,243,323 at August 31, 2017.
(2)	Foreign Issuer.
(3)	Represents the rate in effect as of the reporting date.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
3ML	—	3-Month ICE LIBOR USD A/360
ISDA5	—	5-year USD ICE Swap Semiannual 30/360
SW5	—	5-year USD Swap Semiannual 30/360
SW10	—	10-year USD Swap Semiannual 30/360
T10Y	—	Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2016 through August 31, 2017 (Unaudited)

Value
OPERATIONS:
Net investment income	$24,119,238
Net realized gain/(loss) on investments sold during the period	1,924,873
Change in net unrealized appreciation/(depreciation) of investments	46,909,369

Net increase in net assets resulting from operations	72,953,480

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(27,875,030)

Total Distributions to Common Stock Shareholders	(27,875,030)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	20,401

Net increase in net assets available to Common Stock resulting from Fund share transactions	20,401

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$45,098,851

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$462,214,755
Net increase in net assets during the period	45,098,851

End of period	$507,313,606

(1)

These tables summarize the nine months ended August 31, 2017 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2016.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2016 through August 31, 2017 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$24.13

INVESTMENT OPERATIONS:
Net investment income	1.26
Net realized and unrealized gain/(loss) on investments	2.55

Total from investment operations	3.81

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.46)

Total distributions to Common Stock Shareholders	(1.46)

Net asset value, end of period	$26.48

Market value, end of period	$26.45

Common Stock shares outstanding, end of period	19,158,288

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.54	%*
Operating expenses including interest expense	2.08	%*
Operating expenses excluding interest expense	1.09	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	10	%**
Total managed assets, end of period (in 000’s)	$748,614
Ratio of operating expenses including interest expense to total managed assets	1.39	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.73	%*

(1)

These tables summarize the nine months ended August 31, 2017 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2016.

*	Annualized.
**	Not annualized.
†	The net investment income ratio reflects income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 30, 2016	$0.1800	$24.20	$23.77	$23.75
January 31, 2017	0.1600	24.91	24.98	24.91
February 28, 2017	0.1600	25.46	24.89	24.80
March 31, 2017	0.1600	25.37	24.53	24.68
April 30, 2017	0.1600	25.91	25.37	25.46
May 31, 2017	0.1600	26.14	25.74	25.75
June 30, 2017	0.1600	26.52	26.30	26.40
July 31, 2017	0.1600	26.77	26.54	26.55
August 31, 2017	0.1550	26.48	26.45	26.48

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At August 31, 2017, the aggregate cost of securities for federal income tax purposes was $690,191,157, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $60,438,039 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,331,748.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

• Level 1	–	quoted prices in active markets for identical securities
• Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2017 is as follows:

	Total Value at August 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$432,398,862	$375,862,767	$56,536,095	$—
Financial Services	2,442,341	879,941	1,562,400	—
Insurance	167,838,297	93,472,960	74,365,337	—
Utilities	42,482,027	34,310,483	8,171,544	—
Energy	48,515,619	19,591,769	28,923,850	—
Real Estate Investment Trust (REIT)	3,199,765	3,199,765	—	—
Miscellaneous Industries	15,355,438	1,627,500	13,727,938	—
Corporate Debt Securities
Banking	13,674,742	13,674,742	—	—
Communication	3,507,518	3,507,518	—	—
Common Stock
Energy	10,734,239	10,734,239	—	—
Money Market Fund	148,600	148,600	—	—

Total Investments	$740,297,448	$557,010,284	$183,287,164	$—

During the reporting period, securities with an aggregate market value of $1,946,646 were transferred into Level 1 from Level 2. The securities were transferred due to an increase in the quantity and quality of information related to trading activity or broker quotes for these securities. During the period, there were no transfers into Level 2 from Level 1. During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	Subsequent Event

Management has evaluated the impact of all subsequent events in the Fund through the date this quarterly report was issued, and has determined that there was the following subsequent event:

The Fund recently amended its committed financing agreement with BNP Paribas Prime Brokerage International, Ltd. (“Financing Agreement”). Effective September 1, 2017, the lender charges an annualized rate of one-month LIBOR (reset monthly) plus 0.80% on the drawn (borrowed) balance. Prior to that date, the lender charged an annualized rate of three-month LIBOR (reset quarterly) plus 0.90% on the drawn balance. The lender’s charges on the undrawn (committed) balance remain unchanged at an annualized rate of 0.65%. As of September 1, 2017, the committed amount and amount borrowed was $241,300,000. The Financing Agreement may be amended from time to time to allow for changes in the committed amount.

Directors

R. Eric Chadwick, CFA

Chairman of the Board

Morgan Gust

David Gale

Karen H. Hogan

Officers

R. Eric Chadwick, CFA

Chief Executive Officer and

President

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Chief Financial Officer,

Vice President and Treasurer

Roger W. Ko

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Dynamic Preferred and Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —

BNY Mellon c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

August 31, 2017

www.preferredincome.com

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

By (Signature and Title)*        /s/ R. Eric Chadwick

                                                  R. Eric Chadwick, Chief Executive Officer and President

                                                  (principal executive officer)

Date                                           10/19/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ R. Eric Chadwick

                                                  R. Eric Chadwick, Chief Executive Officer and President

                                                  (principal executive officer)

Date                                           10/19/2017

By (Signature and Title)*        /s/ Bradford S. Stone

                                                  Bradford S. Stone, Chief Financial Officer, Treasurer and Vice President

                                                  (principal financial officer)

Date                                           10/24/2017

* Print the name and title of each signing officer under his or her signature.